Schedule of Oil and Gas Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Oil and gas properties, balance	$ 5,346,916	$ 5,574,295
Expenditures	66,122	5,084
Depletion	(233,798)	(239,002)
Foreign currency translation change	(6,296)	6,539
Oil and gas properties, balance	5,172,943	5,346,916
Unproven Properties Bulgaria [Member]
Reserve Quantities [Line Items]
Oil and gas properties, balance	3,122,443	3,115,904
Expenditures
Depletion
Foreign currency translation change	(6,297)	6,539
Oil and gas properties, balance	3,116,146	3,122,443
Proven Properties Turkey [Member]
Reserve Quantities [Line Items]
Oil and gas properties, balance	2,224,473	2,458,391
Expenditures	66,122	5,084
Depletion	(233,798)	(239,002)
Foreign currency translation change
Oil and gas properties, balance	$ 2,056,797	$ 2,224,473